INVESTMENTS (Details) - Ecobee - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of associates [line items]
Proportion of ownership interest in associate	8.00%
Gains (losses) on available-for-sale financial assets	$ 32.9	$ 32.9